Trade and other receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at December 31, 2022 and December 31, 2021 include the following:

	2022	2021
	$	$
Trade receivables	29,128	21,985
Accrued revenues	3,288	3,241
Tax credits receivable	3,054	2,423
Interest receivable	1,662	—
Other receivables	395	36
	37,527	27,685

Included in trade receivables is a loss allowance of $719 as at December 31, 2022 and $1,007 as at December 31, 2021.